License Agreement (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2021	Aug. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Development and material costs		$ 350
Research and Development Expense			$ 62,081	$ 28,901	$ 42,866	$ 23,489
First Non Exclusive License [Member]
License Fee		1,500
Second Non Exclusive License [Member]
License Fee		1,750
Third Non Exclusive License [Member]
License Fee		2,750
Acuitas Therapeutics Inc [Member]
Technology Access Fee		750
Management Fee		$ 100
Research and Development Expense			$ 2,000	$ 750	$ 750
Option exercise fee	$ 1,500
Acuitas Therapeutics Inc [Member] | Target One And Two [Member]
Annual license maintenance fee	1,000
Acuitas Therapeutics Inc [Member] | Target Three [Member]
Annual license maintenance fee	$ 750